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Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com/us
November 17, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds) CIK No. 0000826644
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectus relating to Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of Invesco Commodities Strategy Fund and Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of Invesco Commodities Strategy Fund, Invesco Global Advantage Fund and Invesco Pacific Growth Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 119 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 119 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on November 17, 2011.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (404) 439-3218.
Sincerely,
/s/ Christopher Fischer
Christopher Fischer
Counsel